UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

John Trammell
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-585-1600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Name of Fund:	Cadogan Opportunistic Alternative Fund, LLC
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker

Mast Credit Opportunities Fund I LP	12/22/09	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Against (not participate)	N/A	Participate in $20m senior secured term loan to Powermat USA (creation of SPV) in separate capital account with no withdrawal	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Asian Era Fund	1/13/09	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Removal of 10% redemption gate	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Harvey SMidCap Fund, LP	1/20/10	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Abstain (no action required due to full redemption in place )	N/A	Exchange partnership interests from 3c1 to 3c7 fund, Harvey QP	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Absolute Partners Fund LLC		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Against	N/A	Maintain our proportionate interest in the Alibaba Shares by subscribing for SPV Shares	Issuer
For	N/A	Not maintaining our proportionate interest in the Alibaba Shares by not subscribing for SPV Shares	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ John Trammell
                                                 John Trammell
 President

Date August 23, 2010